Consolidated Statement of Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Related Disclosures [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	750,000	750,000
Preferred Stock, Shares Issued	50,000	50,000
Preferred Stock, Shares Outstanding	50,000	50,000
Common Stock, Par or Stated Value Per Share	$ 14	$ 14
Common Stock, Shares Authorized	4,166,000	4,166,000
Common Stock, Shares, Issued	1,000	1,000
Common Stock, Shares, Outstanding	1,000	1,000
Assets of consolidated variable interest entities that can only be used to settle the liabilities of those VIEs	$ 50,586
Net financing receivables of certain VIEs that can only be used to settle the liabilities of those VIEs	43,620
Investment securities of certain VIEs that can only be used to settle the liabilities of those VIEs	3,374
Nonrecourse Borrowings Of Consolidated Securitization Entities Where VIE Creditors Do Not Have Recourse To Company	28,664
Sum of accumulated other comprehensive income - net	(577)	(1,034)
Accumulated other comprehensive income - net attributable to noncontrolling interests	$ (154)	$ (139)